FRANCHISE PROGRAMS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 04, 2012	Nov. 29, 2011	Dec. 04, 2012	Nov. 29, 2011	Dec. 04, 2012 Lime Fresh [Member]	Dec. 04, 2012 No Equity Interest in Operated Ruby Tuesday Restaurant [Member]	Jun. 05, 2012 No Equity Interest in Operated Ruby Tuesday Restaurant [Member]
Franchisor Disclosure [Line Items]
Restaurants operated by traditional franchisees						77	79
Number of Franchise Lime Restaurants					5
Royalty fee percentage (in hundredths)			4.00%
Operating agreements, national advertising fund gross sales contribution (in hundredths)			2.25%
Operating agreements, national advertising fund gross sales contribution, maximum (in hundredths)			3.00%
Operating agreements, support service fee, gross sales contribution, maximum (in hundredths)			1.50%
Operating agreements, marketing and purchase fee, gross sales contribution, maximum (in hundredths)			1.50%
Support service and marketing and purchasing fees	$ 0.1	$ 0.3	$ 0.4	$ 0.6